EATON VANCE MUTUAL FUNDS TRUST
24 Federal Street
 Boston, MA 02110




 February 23, 1996
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:  Rule 24f-2 Notice for
	Eaton Vance Mutual Funds Trust
	1933 Act File No. 2-90946
	1940 Act File no. 811-4015

 In accordance with the provisions of Rule 24f-2 under the Investment
Company Act of 1940, Eaton Vance Mutual Funds Trust, hereby files its Rule 24f-2 Notice.
	 This Rule 24f-2 Notice is being filed for the fiscal period ended December 31, 1995 ("Fiscal Period"). Certain Funds were reorganized as series of the Trust effective August 31, 1995. The sales, including shares issued pursuant to dividend reinvestment plans and repurchase of shares for those series are for the fiscal period from September 1, 1995, through December 31, 1995.
	   No shares of the Trust which have been registered under the Securities Act of 1933 (other than pursuant to Rule 24f-2) remained unsold at the beginning of the Fiscal Period.
	    No shares of the Trust were registered during the Fiscal Period, pursuant to Rule 24e-2.
	    311,311,375 shares of the Trust, with an aggregate sales price of $541,104,024, were sold during the Fiscal Period in reliance upon the Declaration of the Trust pursuant to Rule 24f-2 which registered an indefinite amount of securities. Attached to this Rule 24f-2 Notice, and made part hereof, is an opinion of counsel indicating that the securities, the registration of which the Notice makes definite in number, were legally issued, fully paid, and non-assessable by the Trust.
	   8,401,999 shares of the Trust, with an aggregate sales price of $25,227,720, were issued during the Fiscal Period in connection with the Trust's dividend reinvestment plan.
	   For the Fiscal Period, the Trust sold an aggregate of 319,713,374 shares, including those issued pursuant to its dividend reinvestment plan, with an aggregate sales price of $566,331,744.
	   In accordance with subsection (c) of Rule 24f-2, no fee is required since the excess of sales, including dividend reinvestments, over redemptions during the Fiscal Period were less than and were deducted from registrant's balance of definitively registered shares.

Rule 24f-2 Notice for                          Page 2
Eaton Vance Mutual Funds Trust
1933 Act File No. 2-90946
1940 Act File no. 811-4015

Aggregate Sale Price for Shares                         $541,104,024
Sold During Fiscal Period Pursuant to
Rule 24f-2.

Aggregate Price of Shares Issued
During Fiscal Period In Connection
with Dividend Reinvestment Plans.                       25,227,720

Aggregate Price of Shares Sold                          $566,331,744

Reduced by the Difference Between

(1)  Aggregate Redemption Price of
     Shares Redeemed During the
     Fiscal Period.                                     $593,815,195


and

(2)  Aggregate Redemption Price of
     Redeemed Shares Previously
	Applied by Trust Pursuant to
	Rule 24e-2(a) in Filings Made
	Pursuant to Section 24(e)(1) of
	Investment Company Act of 1940               $          0

Equals                                               $ (27,483,451)*


     Any questions regarding the matter should by addressed to Hadi Mezher, Eaton Vance Management, 24 Federal Street, Boston, Massachusetts 02110.


					Sincerely,

					Eaton Vance Management

					/s/ Douglas C. Miller
					Douglas C. Miller
					Assistant Treasurer
Enclosures  (Opinion of Counsel)

*The Registrant is entitled to assume the redemption credits of Eaton Vance Investment Fund, Inc.(1933 Act File No. 33-36507) and Eaton Vance High Income Trust (1933 Act File No. 33-3795). Such credits will be reflected in the Rule 24e-2 filings to be made by Registrant in 1996 and be included in Rule 24f-2 filings made subsequent thereto.

EATON VANCE MUTUAL FUNDS TRUST
24 Federal Street
 Boston, MA 02110



OPINION OF COUNSEL


							   February 23, 1996


Eaton Vance Management
24 Federal Street
Boston, MA  02110

RE:  Rule 24f-2 Notice for
	Eaton Vance Mutual Funds Trust
	1933 Act File No. 2-90946
	1940 Act File no. 811-4015



Gentlemen:

   In connection with the filing of a Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, making definite the registration under the Securities Act of 1933, the Trust sold 319,713,374 shares, including those pursuant to its dividend reinvestment plan, in reliance upon said Rule 24f-2 during the fiscal period ended December 31, 1995, it is the opinion of the undersigned that such shares were legally issued, fully paid and nonassessable.


					     Sincerely,

					     Eaton Vance Management


					  /s/ H. Day Brigham, Jr.
					  H. Day Brigham, Jr.
					  Vice President and
					  Chairman of the Executive Committee
					  Member of Massachusetts and New York
						  Bars